Type:  		13F-HR
Period:		12/31/2003
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : 		Jonathan J. Derby
	          	   	617-527-0033
		         	jderby@derbyco.com

Report for the Calendar Year or Quarter Ended :	December 31, 2003

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  028-04811

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts February 13, 2004

Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	20
Form 13F Information Table Value Total:	$122,826,000

List of Other Included Managers: NA

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS COMPANY       COM              025816109     6087   126199 SH       SOLE                   126199
AMERICAN INTL GROUP INC        COM              026874107     6083    91777 SH       SOLE                    91777
AMERICAN STD COS INC COM       COM              029712106     4734    47013 SH       SOLE                    47013
AUTOMATIC DATA PROCESSNG       COM              053015103     4286   108196 SH       SOLE                   108196
BANK NEW YORK INC COM          COM              064057102     4303   129923 SH       SOLE                   129923
BISYS GROUP INC COM            COM              055472104     3357   225620 SH       SOLE                   225620
BLOCK H & R INC COM            COM              093671105     8226   148571 SH       SOLE                   148571
CITIGROUP INC                  COM              172967101    15074   310547 SH       SOLE                   310547
D R HORTON INC COM             COM              23331A109     5375   124242 SH       SOLE                   124242
GANNETT CO INC DEL             COM              364730101     4042    45339 SH       SOLE                    45339
GENERAL ELECTRIC CO            COM              369604103     7270   234662 SH       SOLE                   234662
HILB ROGAL & HAMILTON COM      COM              431294107     4185   130483 SH       SOLE                   130483
HOME DEPOT INC                 COM              437076102     3599   101406 SH       SOLE                   101406
KINDER MORGAN INC KANS COM     COM              49455P101     4325    73177 SH       SOLE                    73177
LABORATORY AMER HLDGS COM NEW  COM              50540R409     4419   119596 SH       SOLE                   119596
PFIZER INCORPORATED            COM              717081103     6801   192510 SH       SOLE                   192510
REGIS CORP MINN COM            COM              758932107     5199   131545 SH       SOLE                   131545
RENT A CTR INC NEW COM         COM              76009N100     5668   188917 SH       SOLE                   188917
WASHINGTON MUT INC COM         COM              939322103    11221   279680 SH       SOLE                   279680
WELLS FARGO & CO DEL COM       COM              949746101     8572   145563 SH       SOLE                   145563


REPORT SUMMARY		       20 DATA RECORDS		    122826	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
